GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 91.2%
Equity – 91.2%
15,567,419	Goldman Sachs U.S. Equity Dividend and Premium Fund	$221,524,378
10,781,746	Goldman Sachs International Equity Dividend and Premium Fund	72,129,884
1,297,539	Goldman Sachs Small Cap Equity Insights Fund	29,220,579
1,116,247	Goldman Sachs International Small Cap Insights Fund	12,580,108
1,397,321	Goldman Sachs Emerging Markets Equity Insights Fund	10,591,693
576,901	Goldman Sachs Global Infrastructure Fund	6,876,664
242,581	Goldman Sachs MLP Energy Infrastructure Fund	6,768,001
675,768	Goldman Sachs Global Real Estate Securities Fund	5,973,786
62,305	Goldman Sachs Energy Infrastructure Fund	642,985

		366,308,078

Fixed Income – 0.0%
1	Goldman Sachs High Yield Floating Rate Fund	11

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $275,894,548)		$366,308,089

Exchange-Traded Funds – 0.3%
376	iShares Core S&P 500 ETF	$ 157,706
1,977	iShares iBoxx High Yield Corporate Bond ETF	146,515
28,200	Sprott Physical Uranium Trust*	361,874
7,290	Utilities Select Sector SPDR Fund	473,340

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,215,386)		$ 1,139,435

Shares	Dividend Rate	Value

Investment Company – 7.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
28,420,365	5.003%	$ 28,420,365
(Cost $28,420,365)

TOTAL INVESTMENTS – 98.6% (Cost $305,530,299)		$395,867,889

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		5,702,102

NET ASSETS – 100.0%		$401,569,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	3,427,242	AUD	5,079,962	6/21/2023	$120,531
Morgan Stanley Co., Inc.	USD	1,256,127	HKD	9,820,000	6/21/2023	1,444
Morgan Stanley Co., Inc.	USD	197,906	ILS	720,000	6/21/2023	4,782
Morgan Stanley Co., Inc.	USD	9,345,661	JPY	1,258,272,100	6/21/2023	287,061
Morgan Stanley Co., Inc.	USD	316,830	NOK	3,300,000	6/21/2023	19,254
Morgan Stanley Co., Inc.	USD	80,748	NZD	130,000	6/21/2023	2,456
Morgan Stanley Co., Inc.	USD	1,441,170	SEK	15,075,000	6/21/2023	50,503
Morgan Stanley Co., Inc.	USD	579,995	SGD	780,000	6/21/2023	2,816

TOTAL						$488,847

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	USD	4,361,027	CHF	4,060,844	6/21/2023	$(107,987)
Morgan Stanley Co., Inc.	USD	1,267,714	DKK	8,840,000	6/21/2023	(2,895)
Morgan Stanley Co., Inc.	USD	13,812,297	EUR	12,954,225	6/21/2023	(50,251)
Morgan Stanley Co., Inc.	USD	6,576,018	GBP	5,494,415	6/21/2023	(261,643)

TOTAL						$(422,776)

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Stoxx Europe 600 Index Future	8	06/16/23	$193,086	$(2,491)
U.S. Treasury 10 Year Note	56	09/20/23	6,408,500	14,115
U.S. Treasury 2 Year Note	50	09/29/23	10,290,235	(14,200)
U.S. Treasury 5 Year Note	35	09/29/23	3,816,914	(5,821)

Total Futures Contracts				$(8,397)

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*

TRGSPCS Index	0.000%(b)	J.P. Morgan Securities LLC	10/24/2023	$504	$(7,464)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made annually.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Portfolio had the following purchased option contracts:

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
STOXX Europe 600 Index	Bank of America N.A	$366.560	07/24/2023	3,332	$3,332	$2,483	$42,259	$(39,776)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 90.4%
Equity – 90.4%
64,051,730	Goldman Sachs U.S. Tax-Managed Equity Fund	$2,131,001,073
57,181,709	Goldman Sachs International Tax-Managed Equity Fund	607,841,563
9,326,013	Goldman Sachs International Small Cap Insights Fund	105,104,168
11,440,705	Goldman Sachs Emerging Markets Equity Insights Fund	86,720,545
2,045,932	Goldman Sachs MLP Energy Infrastructure Fund	57,081,510
6,445,183	Goldman Sachs Global Real Estate Securities Fund	56,975,414
4,721,272	Goldman Sachs Global Infrastructure Fund	56,277,561
501,133	Goldman Sachs Energy Infrastructure Fund	5,171,692

		3,106,173,526

Fixed Income – 0.0%
11	Goldman Sachs High Yield Floating Rate Fund	93

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $1,870,874,598)		$3,106,173,619

Exchange-Traded Funds – 0.3%
3,221	iShares Core S&P 500 ETF	$ 1,350,984
16,936	iShares iBoxx High Yield Corporate Bond ETF	1,255,127
233,000	Sprott Physical Uranium Trust*	2,989,952
62,726	Utilities Select Sector SPDR Fund	4,072,800

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,395,668)		$ 9,668,863

Shares	Dividend Rate	Value

Investment Company – 7.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
272,811,896	5.003%	$ 272,811,896
(Cost $272,811,896)

TOTAL INVESTMENTS – 98.6% (Cost $2,154,082,162)		$3,388,654,378

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		47,445,065

NET ASSETS – 100.0%		$3,436,099,443

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2023, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc	USD	29,053,794	AUD	43,064,774	6/21/2023	$1,021,545
Morgan Stanley Co., Inc	USD	1,115,653	CHF	1,010,000	6/21/2023	4,134
Morgan Stanley Co., Inc	USD	922,722	DKK	6,280,000	6/21/2023	20,072
Morgan Stanley Co., Inc	USD	12,614,274	EUR	11,530,000	6/21/2023	275,814
Morgan Stanley Co., Inc	USD	512,267	GBP	410,000	6/21/2023	2,032
Morgan Stanley Co., Inc	USD	10,496,717	HKD	82,060,000	6/21/2023	12,065
Morgan Stanley Co., Inc	USD	1,693,892	ILS	6,160,000	6/21/2023	41,616
Morgan Stanley Co., Inc	USD	82,386,446	JPY	11,078,154,282	6/21/2023	2,632,177
Morgan Stanley Co., Inc	USD	2,645,054	NOK	27,550,000	6/21/2023	160,744
Morgan Stanley Co., Inc	USD	846,410	NZD	1,360,000	6/21/2023	27,353
Morgan Stanley Co., Inc	USD	12,766,342	SEK	133,425,000	6/21/2023	457,894
Morgan Stanley Co., Inc	USD	4,908,443	SGD	6,600,000	6/21/2023	24,621

TOTAL						$4,680,067

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc	HKD	2,160,000	USD	276,173	6/21/2023	$(194)
Morgan Stanley Co., Inc	NOK	350,000	USD	34,063	6/21/2023	(2,502)
Morgan Stanley Co., Inc	USD	36,441,352	CHF	33,932,984	6/21/2023	(902,355)
Morgan Stanley Co., Inc	USD	10,593,442	DKK	73,870,000	6/21/2023	(24,192)
Morgan Stanley Co., Inc	USD	115,413,908	EUR	108,243,958	6/21/2023	(419,894)
Morgan Stanley Co., Inc	USD	54,913,102	GBP	45,881,169	6/21/2023	(2,184,851)

TOTAL						$(3,533,988)

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Stoxx Europe 600 Index Future	70	06/16/23	$1,689,505	$(19,343)
U.S. Treasury 10 Year Note	477	09/20/23	54,586,687	121,146
U.S. Treasury 2 Year Note	438	09/29/23	90,142,453	(124,550)
U.S. Treasury 5 Year Note	301	09/29/23	32,825,461	(50,100)

Total Futures Contracts				$(72,847)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*

TRGSPCS Index	0.000%(b)	J.P. Morgan Securities LLC	10/24/2023	$4,322	$(64,013)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made annually.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Portfolio had the following purchased option contracts:

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
STOXX Europe 600 Index	$366.560	07/24/2023	28,025	$28,025	$20,884	$355,431	$(334,547)

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“the Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2023:

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$366,308,089	$—	$—
Investment Company	28,420,365	—	—
Exchange-Traded Funds	1,139,435	—	—

Total	$395,867,889	$—	$—

Derivative Type

Assets
Forward Foreign Currency Contracts(a)	$—	$488,847	$—
Futures Contracts(a)	14,115	—	—
Purchased Option Contracts	—	2,483	—

Total	$14,115	$491,330	$—

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(422,776)	$—
Futures Contracts(a)	(22,512)	—	—
Credit Default Swap Contracts(a)	—	(7,464)	—

Total	$(22,512)	$(430,240)	$—

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds	$3,106,173,619	$—	$—
Investment Company	272,811,896	—	—
Exchange-Traded Funds	9,668,863	—	—

Total	$3,388,654,378	$—	$—

Derivative Type

Assets
Forward Foreign Currency Contracts(a)	$—	$4,680,067	$—
Futures Contracts(a)	121,146	—	—
Purchased Option Contracts	—	20,884	—

Total	$121,146	$4,700,951	$—

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(3,533,988)	$—
Futures Contracts(a)	(193,993)	—	—
Credit Default Swap Contracts(a)	—	(64,013)	—

Total	$(193,993)	$(3,598,001)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Portfolios. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Portfolios will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Portfolios will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio or Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio’s or Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. A strategy used by the Underlying Funds may fail to produce the intended results. As of May 31, 2023, the Enhanced Dividend Global Equity Portfolio invested 55.2% and 18.0% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As of May 31, 2023 the Tax-Advantaged Global Equity Portfolio invested 62.0% and 17.7% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.